OTHER INFORMATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Disclosure of other information [Line Items]
Interest costs capitalised	$ 310	$ 233
Contractual capital commitments	4,100	4,100
Insurance for Damage and Business Interruption Costs	4,000
Subsidiary preferred equity units	1,679	$ 1,650
Brookfield Property Partners L.P. (“BPY”)
Disclosure of other information [Line Items]
Subsidiary preferred equity units	$ 1,800		$ 1,800
Exchangeable price of BPY preferred units issued to QIA	$ 25.70	$ 25.70
Preferred Units, Conversion Condition, Limit Of Market Price To Exchange Price At Maturity, Percent	80.00%
2021 | Brookfield Property Partners L.P. (“BPY”)
Disclosure of other information [Line Items]
Subsidiary preferred equity units	$ 600		$ 600